UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Pennsylvania - 99.7%	ABN AMRO MuniTops Certificates Trust, Pennsylvania, GO, Refunding,
	VRDN, Series 2006-48, 1.60%, 5/15/14 (a)(b)(c)	$ 10,230	$ 10,230,000

	ABN AMRO MuniTops Certificates Trust, Philadelphia, Pennsylvania,
	Water and Wastewater Revenue Bonds, VRDN, Series 2005-15,
	1.60%, 7/01/13 (a)(b)(c)	4,600	4,600,000

	Allegheny County, Pennsylvania, GO, Refunding, FLOATS, VRDN,
	Series 2492, 1.65%, 11/01/26 (a)(b)(c)	6,750	6,750,000

	Allegheny County, Pennsylvania, Hospital Development Authority,
	Health Care Revenue Bonds (Dialysis Clinic, Inc.), VRDN, Series B,
	1.55%, 12/01/19 (b)	1,500	1,500,000

	Allegheny County, Pennsylvania, Hospital Development Authority
	Revenue Bonds (Presbyterian University Hospital), ACES, VRDN,
	Series B-1, 1.50%, 3/01/18 (b)	12,750	12,750,000

	Allegheny County, Pennsylvania, Hospital Development Authority
	Revenue Bonds (Presbyterian University Hospital), ACES, VRDN,
	Series B-2, 1.50%, 3/01/18 (b)	2,600	2,600,000

	Allegheny County, Pennsylvania, Hospital Development Authority
	Revenue Bonds (Presbyterian University Hospital), ACES, VRDN,
	Series B-3, 1.50%, 3/01/18 (b)	2,380	2,380,000

	Allegheny County, Pennsylvania, Hospital Development Authority
	Revenue Bonds (University of Pittsburgh Medical Center), VRDN,
	Series B-1, 1.71%, 12/01/16 (b)	8,390	8,390,000

	Allegheny County, Pennsylvania, Hospital Development Authority,
	Revenue Refunding Bonds, ROCS, VRDN, Series II-R-11054CE,
	1.59%, 11/15/40 (b)(c)	4,380	4,380,000

	Bank of America MACON Trust, Pennsylvania Economic Development
	Financing Authority, Solid Waste Disposal Revenue Bonds, VRDN, AMT,
	Series V, 1.72%, 11/01/28 (b)(c)	8,300	8,300,000

	Beaver County, Pennsylvania, IDA, PCR, Refunding (FirstEnergy Nuclear
	Generation Corporation Project), VRDN, 1.80%, 1/01/35 (b)	200	200,000

	Beaver County, Pennsylvania, IDA, PCR, Refunding (FirstEnergy Nuclear
	Generation Corporation Project), VRDN, Series B, 1.47%, 12/01/35 (b)	4,050	4,050,000

	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

ACESSM	Adjustable Convertible Extendible Securities	LIFERs	Long Inverse Floating Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity
CP	Commercial Paper		Optional Tenders
CRVS	Custodial Residual and Variable Securities	PCR	Pollution Control Revenue Bonds
FLOATS	Floating Rate Securities	PUTTERS	Puttable Tax-Exempt Receipts
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	S/F	Single-Family
IDA	Industrial Development Authority	SPEARs	Short Puttable Exempt Adjustable Receipts
IDR	Industrial Development Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
		VRDN	Variable Rate Demand Notes

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Berks County, Pennsylvania, IDA, IDR (Zenith Properties LP Project),
VRDN, AMT, 1.67%, 6/01/31 (b)	$ 6,280	$ 6,280,000

Bethlehem, Pennsylvania, Area School District, GO, VRDN,
1.70%, 1/01/32 (a)(b)	6,300	6,300,000

Bucks County, Pennsylvania, IDA, Revenue Bonds (Specialty Ring Products
Inc.), VRDN, AMT, 1.67%, 10/01/09 (b)	265	265,000

Carbondale, Pennsylvania, IDA, IDR (J.M. Wells Company LP Project),
VRDN, AMT, 1.76%, 9/01/15 (b)	1,205	1,205,000

Chester County, Pennsylvania, IDA, Revenue Bonds (The Hankin Group),
VRDN, AMT, Series A, 1.67%, 12/01/20 (b)	2,135	2,135,000

Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent
Association), VRDN, AMT, Series B, 1.67%, 12/01/20 (b)	2,325	2,325,000

Chester County, Pennsylvania, IDA, Student Housing Revenue Bonds
(University Student Housing LLC Project), VRDN, 1.64%, 8/01/35 (b)	7,350	7,350,000

Chester County, Pennsylvania, IDA, Student Housing Revenue Bonds
(University Student Housing LLC Project), VRDN, Series A, 1.50%,
2/01/43 (b)	4,000	4,000,000

Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT,
Series A, 2.14%, 11/01/17 (b)	900	900,000

Cumberland County, Pennsylvania, Municipal Authority,
College Revenue Bonds (Dickinson College), VRDN, Series B,
3.45%, 11/01/08 (b)(d)	2,300	2,300,000

Cumberland County, Pennsylvania, Municipal Authority, Revenue
Refunding Bonds (Asbury Obligated Group), VRDN, 1.53%, 1/01/41 (b)	9,945	9,945,000

Delaware County, Pennsylvania, IDA, Environmental Improvement
Revenue Refunding Bonds (Sunoco Inc. Project), VRDN,
1.55%, 11/01/33 (b)	1,200	1,200,000

Delaware County, Pennsylvania, IDA, Resource Recovery Facility,
Revenue Refunding Bonds (General Electric Capital Corp.), VRDN,
Series G, 1.35%, 12/01/31 (b)	650	650,000

Delaware County, Pennsylvania, IDA, Revenue Bonds
(The Agnes Irwin School), VRDN, 1.70%, 10/01/33 (b)	2,800	2,800,000

Delaware County, Pennsylvania, IDA, Revenue Bonds
(Melmark, Inc. Project), VRDN, 1.55%, 3/01/26 (b)	1,000	1,000,000

Deutsche Bank SPEARs/LIFERs Trust, Philadelphia, Pennsylvania,
Airport Revenue Bonds, SPEARs, VRDN, AMT, Series DB-495,
1.61%, 6/15/27 (a)(b)(c)	2,850	2,850,000

Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN,
1.47%, 12/01/28 (a)(b)	4,680	4,680,000

Erie, Pennsylvania, Water Authority, Revenue Refunding Bonds, VRDN,
Series A, 1.50%, 12/01/36 (a)(b)	4,120	4,120,000

Geisinger Authority, Pennsylvania, Health System, ROCS, VRDN,
Series II-R-11013, 1.55%, 5/01/37 (b)(c)	1,850	1,850,000

Geisinger Health System, Pennsylvania, Revenue Refunding Bonds, VRDN,
Series A, 2.30%, 5/15/35 (b)	10,850	10,850,000

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility
Revenue Bonds (John XXIII Home Project), VRDN, 1.61%, 2/01/30 (b)	$ 5,250	$ 5,250,000

Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania
Pipe Inc.), VRDN, AMT, 1.67%, 12/01/14 (b)	2,235	2,235,000

Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project),
VRDN, AMT, Series A, 1.70%, 6/01/27 (b)	9,850	9,850,000

Jackson Township, Pennsylvania, IDA, Revenue Bonds (V&S Lebanon
Galvanizing Project), VRDN, AMT, 2.50%, 4/01/21 (b)	2,475	2,475,000

Lancaster County, Pennsylvania, GO, VRDN, 1.70%, 3/01/31 (a)(b)	1,400	1,400,000

Lancaster County, Pennsylvania, Hospital Authority, Health Center
Revenue Bonds (Masonic Homes Project), VRDN, 1.47%, 7/01/27 (b)	1,375	1,375,000

Lancaster County, Pennsylvania, Hospital Authority, Revenue Refunding
Bonds (Masonic Homes Project), VRDN, Series A, 1.55%, 9/01/31 (b)	3,700	3,700,000

Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT,
1.62%, 2/01/10 (b)	500	500,000

Lehigh County, Pennsylvania, General Purpose Authority, Hospital
Revenue Bonds (Lehigh Valley Health Network), VRDN, Series C,
1.80%, 7/01/29 (b)	1,400	1,400,000

Lehigh County, Pennsylvania, General Purpose Authority, Hospital
Revenue Bonds, PUTTERS, VRDN, Series 2894, 1.61%, 1/01/16 (a)(b)(c)	2,500	2,500,000

Luzerne County, Pennsylvania, IDA, Revenue Bonds (Nardone Brothers
Baking Project), VRDN, AMT, 1.67%, 3/01/19 (b)	1,650	1,650,000

Montgomery County, Pennsylvania, IDA, CP, 1.60%, 7/01/08	3,500	3,500,000

Montgomery County, Pennsylvania, IDA, Revenue Bonds
(Big Little Association Project), VRDN, Series A, 1.67%, 2/01/19 (b)	1,205	1,205,000

Montgomery County, Pennsylvania, IDA, Revenue Bonds (Edmund Optical
Manufacturing LLC Project), VRDN, AMT, 1.67%, 4/01/16 (b)	2,090	2,090,000

Montgomery County, Pennsylvania, IDA, Revenue Bonds
(Girl Scouts of Southeastern Pennsylvania), VRDN, 1.57%, 2/01/25 (b)	920	920,000

Montgomery County, Pennsylvania, IDA, Revenue Bonds
(Independent Support System Project), VRDN, 1.57%, 3/01/16 (b)	535	535,000

Montgomery County, Pennsylvania, IDA, Revenue Bonds
(Valley Forge Baptist), VRDN, 1.57%, 9/01/23 (b)	1,880	1,880,000

Municipal Securities Trust Certificates, Butler County, Pennsylvania,
General Authority Revenue Bonds, VRDN, Series SGB 72, Class A,
1.70%, 10/01/34 (a)(b)(c)	2,900	2,900,000

Municipal Securities Trust Certificates, Butler County, Pennsylvania,
General Authority Revenue Bonds, VRDN, Series SGC 14, Class A,
1.59%, 10/01/08 (a)(b)(c)	3,500	3,500,000

Municipal Securities Trust Certificates, Delaware Valley Regional
Finance Authority, Pennsylvania, Local Government Revenue Bonds,
VRDN, Series SGC 15, Class A, 1.60%, 6/01/27 (b)(c)	5,500	5,500,000

New Garden General Authority, Pennsylvania, Revenue Bonds
(Municipal Pooled Financing Program II), VRDN, 1.45%, 12/01/33 (a)(b)	2,000	2,000,000

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Northampton County, Pennsylvania, General Purpose Authority Revenue
Notes (Lafayette College), 3.35%, 12/01/08	$ 3,000	$ 3,000,000

Northampton County, Pennsylvania, General Purpose Authority,
University Revenue Bonds (Lafayette College Project), VRDN,
1.70%, 11/01/36 (b)	2,000	2,000,000

Northampton County, Pennsylvania, IDA, Revenue Bonds
(DG Properties Inc. Project), VRDN, AMT, 1.67%, 7/01/21 (b)	2,850	2,850,000

Northampton County, Pennsylvania, IDA, Revenue Bonds
(Nicos Polymers & Grinding), VRDN, AMT, 1.67%, 2/01/20 (b)	1,730	1,730,000

Northampton County, Pennsylvania, IDA, Revenue Bonds
(Reale Association Project), VRDN, AMT, 1.62%, 4/01/12 (b)	1,040	1,040,000

Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds (Merck & Co., Inc. Project), VRDN, AMT,
1.62%, 7/01/31 (b)	15,000	15,000,000

Pennsylvania Economic Development Financing Authority Revenue Bonds
(Conestoga Wood Specialists), VRDN, Series C-1, 1.67%, 3/01/15 (b)	1,000	1,000,000

Pennsylvania Economic Development Financing Authority Revenue Bonds
(Delancey Traditions Project), VRDN, AMT, 1.63%, 12/01/36 (b)	2,800	2,800,000

Pennsylvania Economic Development Financing Authority Revenue Bonds
(Evergreen Community Power Facility Project), VRDN, AMT, 1.31%,
12/01/37 (b)	12,000	12,000,000

Pennsylvania Economic Development Financing Authority Revenue Bonds
(Pennsylvania Waste, Inc. Project), VRDN, AMT, 1.26%, 10/01/22 (b)	2,000	2,000,000

Pennsylvania Economic Development Financing Authority Revenue Bonds
(Westrum Harleysville II Project), VRDN, AMT, 1.63%, 12/01/34 (b)	3,000	3,000,000

Pennsylvania Economic Development Financing Authority, Wastewater
Treatment Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN,
AMT, Series A, 1.885%, 10/01/34 (b)	1,900	1,900,000

Pennsylvania Economic Development Financing Authority, Wastewater
Treatment Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN,
AMT, Series B, 1.85%, 10/01/34 (b)	2,300	2,300,000

Pennsylvania Energy Development Authority Revenue Bonds
(B&W Ebensburg Project), VRDN, AMT, 1.65%, 12/01/11 (b)	10,560	10,560,000

Pennsylvania HFA, Rental Housing Revenue Refunding Bonds, VRDN,
Series C, 1.55%, 7/01/20 (b)	1,600	1,600,000

Pennsylvania HFA, Rental Housing Revenue Refunding Bonds, VRDN,
Series D, 1.55%, 7/01/20 (b)	6,000	6,000,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
Series 2158, 1.70%, 4/01/17 (b)(c)	746	746,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
Series 2351, 1.70%, 10/01/37 (b)(c)	2,338	2,337,500

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania HFA, S/F Mortgage Revenue Bonds, PUTTERS, VRDN, AMT,
Series 1592, 1.78%, 10/01/14 (b)(c)	$ 3,810	$ 3,810,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, MERLOTS, VRDN, AMT,
Series B15, 1.96%, 10/01/26 (b)(c)	5,210	5,210,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
Series 83B, 1.95%, 4/01/35 (b)	6,435	6,435,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
Series 83C, 1.95%, 10/01/35 (b)	13,750	13,750,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
Series 85B, 1.95%, 4/01/35 (b)	2,530	2,530,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
Series 86B, 1.50%, 4/01/35 (b)	1,730	1,730,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
Series 87C, 1.85%, 10/01/35 (b)	1,000	1,000,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
Series 90C, 1.90%, 4/01/36 (b)	18,650	18,650,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, AMT,
Series 101A, 2.35%, 10/01/38 (b)	1,400	1,400,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN, Series 101B,
2.15%, 10/01/17 (b)	1,660	1,660,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, FLOATS,
VRDN, AMT, Series 2494, 1.70%, 10/01/33 (b)(c)	1,672	1,672,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
Series 84C, 1.50%, 4/01/18 (b)	4,700	4,700,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
Series 84D, 1.50%, 10/01/34 (b)	4,500	4,500,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
Series 86C, 1.50%, 10/01/35 (b)	1,200	1,200,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
Series 91B, 1.50%, 10/01/36 (b)	17,600	17,600,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
Series 92B, 2.05%, 10/01/36 (b)	14,300	14,300,000

Pennsylvania State, GO, FLOATS, VRDN, Series 696,
1.60%, 5/01/18 (a)(b)(c)	4,957	4,957,000

Pennsylvania State, GO, PUTTERS, VRDN, Series 1382,
1.58%, 10/01/13 (b)(c)	1,410	1,410,000

Pennsylvania State, GO, ROCS, VRDN, Series II-R-11056,
1.55%, 5/01/15 (b)(c)	1,700	1,700,000

Pennsylvania State, GO, Refunding, First Series,
4.75%, 9/01/08	1,130	1,133,718

Pennsylvania State, GO, Refunding, Third Series,
5%, 7/01/08	2,495	2,495,097

Pennsylvania State, GO, Second Series, 5.25%, 10/01/08	500	502,038

Pennsylvania State Higher Education Assistance Agency, Student Loan
Revenue Refunding Bonds, VRDN, AMT, Series B, 1.63%, 1/01/17 (a)(b)	2,300	2,300,000

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
(Honeysuckle Holdings Student Housing Project at Bloomsburg University
of Pennsylvania), VRDN, Series A, 1.55%, 7/01/34 (b)	$ 3,700	$ 3,700,000

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
(Rosemont College Project), VRDN, Series O, 3.42%, 11/01/34 (b)	900	900,000

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
(Saint Joseph's University), VRDN, Series C4, 1.45%, 11/01/28 (b)	6,600	6,600,000

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
(University of Pennsylvania), VRDN, Series A, 1.70%, 7/01/32 (b)	5,500	5,500,000

Pennsylvania State Public School Building Authority, Lease Revenue
Refunding Bonds, PUTTERS, VRDN, Series 1877, 1.61%, 12/01/16 (a)(b)(c)	2,490	2,490,000

Pennsylvania State Public School Building Authority, School Revenue
Bonds, ROCS, VRDN, Series II-R-11268, 1.60%, 12/01/23 (a)(b)(c)	2,495	2,495,000

Pennsylvania State Turnpike Commission, Registration Fee Revenue
Refunding Bonds, VRDN, Series D, 1.70%, 7/15/41 (a)(b)	1,600	1,600,000

Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
Bonds, Series A-1, 1.55%, 12/01/30 (b)	15,900	15,900,000

Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
Bonds, VRDN, Series A-3, 1.55%, 12/01/30 (b)	10,085	10,085,000

Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
Bonds, VRDN, Series U, 1.50%, 12/01/19 (b)	6,800	6,800,000

Philadelphia, Pennsylvania, Airport Revenue Bonds, FLOATS, VRDN, AMT,
Series 2157, 1.68%, 6/15/17 (a)(b)(c)	1,800	1,800,000

Philadelphia, Pennsylvania, Authority for IDR
(Comhar Inc. Project), VRDN, 1.52%, 9/01/23 (b)	3,940	3,940,000

Philadelphia, Pennsylvania, Authority for IDR
(Gift of Life Donor Program Project), VRDN, 1.53%, 12/01/34 (b)	2,500	2,500,000

Philadelphia, Pennsylvania, Authority for IDR
(Girard Estate - ARAMARK Project), VRDN, 1.50%, 6/01/32 (b)	6,400	6,400,000

Philadelphia, Pennsylvania, Authority for IDR
(Girard Estate Facilities Leasing), VRDN, 1.50%, 11/01/31 (b)	3,700	3,700,000

Philadelphia, Pennsylvania, Authority for IDR
(Henry H. Ottens Manufacturing Project), VRDN, 1.67%, 10/01/13 (b)	1,030	1,030,000

Philadelphia, Pennsylvania, Authority for IDR
(Interim House West Project), VRDN, 1.57%, 9/01/26 (b)	1,045	1,045,000

Philadelphia, Pennsylvania, Authority for IDR
(Lannett Company Inc. Project), VRDN, 1.67%, 5/01/14 (b)	665	665,000

Philadelphia, Pennsylvania, Authority for IDR
(Philadelphia Museum of Art Project), VRDN, 1.50%, 7/01/32 (b)	17,140	17,140,000

Philadelphia, Pennsylvania, Authority for IDR, Refunding
(Evangelical Manor Project), VRDN, 1.61%, 10/01/38 (b)	2,400	2,400,000

Philadelphia, Pennsylvania, Authority for IDR, Refunding
(Fox Chase Cancer Center Project), VRDN, Series A, 1.50%, 7/01/31 (b)	10,310	10,310,000

Philadelphia, Pennsylvania, Authority for IDR, Refunding
(Greater Philadelphia Health Care), VRDN, 1.53%, 1/01/24 (b)	1,160	1,160,000

6

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Philadelphia, Pennsylvania, Authority for IDR, Refunding
(Liberty Lutheran Services Project), VRDN, 1.50%, 5/01/38 (b)	$ 15,000	$ 15,000,000

Philadelphia, Pennsylvania, Authority for IDR, Refunding, VRDN,
Series B, 1.50%, 10/01/30 (b)	5,000	5,000,000

Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN,
Series 6, 1.50%, 8/01/31 (a)(b)	1,350	1,350,000

Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
Authority, Hospital Revenue Refunding Bonds (Children's Hospital
Project), VRDN, Series A, 1.50%, 2/15/14 (b)	5,000	5,000,000

Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
Authority, Hospital Revenue Refunding Bonds (Children's Hospital
Project), VRDN, Series B, 1.50%, 7/01/25 (b)	700	700,000

Philadelphia, Pennsylvania, School District, GO, Refunding, VRDN,
Sub-Series C-1, 1.55%, 9/01/21 (b)	8,200	8,200,000

Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding
Bonds, VRDN, 1.52%, 6/15/23 (a)(b)	10,000	10,000,000

Quakertown, Pennsylvania, General Authority Revenue Refunding Bonds
(University of Pennsylvania Project), VRDN,, 1.65%, 7/01/34 (b)	4,700	4,700,000

Saint Mary Hospital Authority of Bucks County, Pennsylvania, Revenue
Bonds (Catholic Health Initiatives), VRDN, Series C, 1.60%, 5/01/44 (b)	24,050	24,050,000

Schuylkill County, Pennsylvania, IDA, Revenue Bonds (K.P. Tamaqua, LP
Project), VRDN, AMT, 1.65%, 1/01/32 (b)	1,415	1,415,000

Shippensburg Borough, Pennsylvania, Authority Revenue
Refunding Bonds (Bethlehem Area School District Project), VRDN,
1.70%, 7/01/31 (a)(b)	9,000	9,000,000

Spring Grove, Pennsylvania, Area School District, GO, VRDN,
1.70%, 7/01/26 (a)(b)	3,500	3,500,000

UBS Municipal CRVS Trust, Pennsylvania Economic Development
Financing Authority Revenue Bonds, FLOATS, VRDN, Series 07-15,
1.61%, 8/01/11 (b)(c)	4,200	4,200,000

University of Pittsburgh, Pennsylvania, The Commonwealth System of
Higher Education, Revenue Bonds (University Capital Project), VRDN,
Series A, 1.60%, 9/15/39 (b)	13,700	13,700,000

University of Pittsburgh, Pennsylvania, The Commonwealth System of
Higher Education, Revenue Bonds (University Capital Project), VRDN,
Series C, 1.60%, 9/15/35 (b)	1,000	1,000,000

University of Pittsburgh, Pennsylvania, The Commonwealth System of
Higher Education, Revenue Refunding Bonds (University Capital Project),
VRDN, Series A, 1.60%, 9/15/10 (b)	12,500	12,500,000

University of Pittsburgh, Pennsylvania, The Commonwealth System of
Higher Education, Revenue Refunding Bonds (University Capital Project),
VRDN, Series A, 1.60%, 9/15/11 (b)	4,700	4,700,000

University of Pittsburgh, Pennsylvania, The Commonwealth System of
Higher Education, Revenue Refunding Bonds (University Capital Project),
VRDN, Series A, 1.60%, 9/15/12 (b)	1,300	1,300,000

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/14 (b)	$ 3,350	$ 3,350,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/16 (b)	3,000	3,000,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/18 (b)	3,800	3,800,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/19 (b)	4,350	4,350,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/20 (b)	4,400	4,400,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/21 (b)	2,300	2,300,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series A, 1.60%, 9/15/22 (b)	2,400	2,400,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series B, 1.60%, 9/15/24 (b)	1,200	1,200,000

	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (University Capital Project),
	VRDN, Series B, 1.60%, 9/15/29 (b)	3,700	3,700,000

Upper Merion, Pennsylvania, General Authority Lease, Revenue Refunding
	Bonds, VRDN, 1.53%, 9/01/16 (b)	600	600,000

	Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue
	Refunding Bonds, VRDN, 1.53%, 9/01/16 (b)	600	600,000

	Venango, Pennsylvania, IDA, CP, 2.02%, 7/01/08	3,868	3,868,000

	Venango, Pennsylvania, IDA, CP, 2.02%, 7/02/08	1,406	1,406,000

	Venango, Pennsylvania, IDA, CP, 1.75%, 9/10/08	15,266	15,266,000

	Washington County, Pennsylvania, Authority Revenue Refunding Bonds
	(University of Pennsylvania), VRDN, 1.35%, 7/01/34 (b)	650	650,000

	Wilkins Area IDA, Pennsylvania, Revenue Refunding Bonds
	(Fairview Extended Care Services), VRDN, Series B, 1.45%, 1/01/21 (b)	2,500	2,500,000

	York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project),
	VRDN, AMT, 1.67%, 6/01/21 (b)	1,505	1,505,000

			670,378,353

Puerto Rico - 1.1%	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	7,000	7,004,779

	Total Investments (Cost - $677,383,132*) - 100.8%		677,383,132
	Liabilities in Excess of Other Assets - (0.8%)		(5,162,994)

	Net Assets - 100.0%		$ 672,220,138

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited) * Cost for federal income tax purposes.

(a)	FSA Insured.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 66,055,000
Level 2	611,328,132
Level 3	-

Total	$ 677,383,132

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008